j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.7

Client Name:	JP Morgan
Client Project Name:	JPMMT 2025-INV2
Start - End Dates:	09/22/2022 - 09/22/2022
Deal Loan Count:	1

Loan Level Tape Compare Upload

Loans in Report	1
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data

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